SUPPLEMENT

DATED MAY 21, 2008

TO THE

CLASS IA AND CLASS IB SHARES PROSPECTUSES (THE “PROSPECTUSES”)

FOR THE HARTFORD HLS FUNDS, DATED MAY 1, 2008

THIS SUPPLEMENT AMENDS THE PROSPECTUSES OF THE HARTFORD HLS FUNDS, DATED MAY 1, 2008.

The Prospectuses are revised as follows:

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND and HARTFORD MORTGAGE SECURITIES HLS FUND

1.             Under the headings “Hartford U.S. Government Securities HLS Fund” and “Hartford Mortgage Securities HLS Fund” in the Prospectuses, the following paragraphs are inserted before the first full paragraphs:

PROPOSED REORGANIZATION  At a meeting held on May 6-7, 2008, the Board of Directors of Hartford Series Fund, Inc. approved on behalf of Hartford Mortgage Securities HLS Fund (the “Acquired Fund”), and the Board of Directors of Hartford HLS Series Fund II, Inc. approved on behalf of Hartford U.S. Government Securities HLS Fund (the “Acquiring Fund”), the reorganization of the Acquired Fund with and into the Acquiring Fund  (the “Reorganization”).

The Board of Directors of Hartford Series Fund, Inc. has called for a Special Meeting of Shareholders of the Acquired Fund (the “Meeting”) to be held on or about September 9, 2008, for the purpose of seeking the approval of the Agreement and Plan of Reorganization (the “Reorganization Agreement”) by the shareholders of the Acquired Fund.  Shareholders of record as of June 20, 2008 will be entitled to vote on the Reorganization Agreement.

If the Reorganization Agreement is approved by the shareholders of the Acquired Fund, the Reorganization Agreement contemplates (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund having an aggregate value equal to the net assets of the Acquired Fund; (2) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; and (3) the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. Each shareholder of the Acquired Fund would receive shares of the Acquiring Fund equal in value to the shares of the Acquired Fund held by that shareholder as of the closing date of the Reorganization.

A proxy statement containing detailed information concerning the Reorganization is expected to be mailed to the Acquired Fund’s shareholders in July 2008, and may also be obtained at that time by contacting the Hartford HLS Funds at P.O. Box 2999, Hartford, CT 06104-2999.

If the Reorganization Agreement is approved by shareholders of the Acquired Fund, it is anticipated that the Reorganization will be completed on or about September 29, 2008.

2.             Timothy Wilhide and John Hendricks will assume portfolio management responsibilities along with Russell M. Regenauer for Hartford U.S. Government Securities HLS Fund and Hartford Mortgage Securities HLS Fund effective June 1, 2008.  Christopher Hanlon will no longer serve as a portfolio manager of Hartford U.S. Government Securities HLS Fund or Hartford Mortgage Securities HLS Fund.

Accordingly, effective June 1, 2008, the following changes are being made to the Prospectuses:

Under the headings “Hartford U.S. Government Securities HLS Fund- Portfolio Management” and “Hartford Mortgage Securities HLS Fund- Portfolio Management” the disclosure is deleted and replaced with the following:

John Hendricks

•                             Senior Vice President of Hartford Investment Management

•                             Portfolio manager for the fund since June 1, 2008

•                             Joined Hartford Investment Management in 2005 and has been an investment professional involved in portfolio management since 2007 and involved in securities trading since 1982

Russell M. Regenauer

•                             Senior Vice President of Hartford Investment Management

•                             Portfolio manager for the fund since 2003

•                             Joined Hartford Investment Management in 1993 and has been an investment professional involved in securities trading since 1985

Timothy Wilhide

•                             Senior Vice President of Hartford Investment Management

•                             Portfolio manager for the fund since June 1, 2008

•                             Joined Hartford Investment Management in 1994 and has been an investment professional involved in portfolio management since 1978

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.